Finance Lease Liabilities, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Lease Liabilities, Net [Abstract]
Interest expense	$ 16,977	$ 28,126	$ 51,070